PREPAID EXPENSES (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
PREPAID EXPENSES
Exploration and evaluation	$ 895	$ 939
General and administrative	205	317
Insurance	488	144
Total	1,588	1,400
Less: Current prepaid expenses	$ (1,588)	$ (1,400)